UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service:	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus™ LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2019

Item #1. Reports to Stockholders.

INDEX	Cboe Vest S&P 500®Buffer Strategy Fund Cboe Vest S&P 500® Enhanced Growth Strategy Fund, Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (collectively, the “Cboe Vest Funds”)

ANNUAL REPORT

For the year ended October 31, 2019

The Cboe Vest Family of Funds

Cboe Vest S&P 500® Buffer Strategy Fund

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

The Cboe Vest Family of Funds

October 31, 2019

Dear Shareholder:

We are pleased to present the Cboe Vest Funds Annual Report to Shareholders for the fiscal year ended October 31, 2019. Below is this year’s performance for our Funds:

For the one-year period ended October 31, 2019, the net asset value (“NAV”) per Institutional Class Share of the Cboe Vest S&P 500® Buffer Strategy Fund increased by 9.31%, compared with an increase of 10.46% for the CBOE S&P 500® Buffer Protect Balanced Series Index (SPRO).

For the one-year period ended October 31, 2019, the NAV per Institutional Class Share of the Cboe Vest S&P 500® Enhanced Growth Strategy Fund increased by 14.71%, compared with an increase of 16.72% for the CBOE S&P 500® Enhanced Growth Index Balanced Series (SPEN).

For the one-year period ended October 31, 2019, the NAV per Institutional Class Share of the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund increased by 16.02%, compared with an increase of 17.13% for the CBOE S&P 500® Dividend Aristocrats Target Income Index (SPAI).

For the one-year period ended October 31, 2019, the variances between the Funds’ performances and their benchmark indices’ performances are attributed as follows:

							Sources of Variance
Fund Name	Ticker	Benchmark	Inception	Fund NAV Performance (Total Return)	Benchmark Performance (Total Return)	Variance (Total Return)	Expense Accrual	Commission Cost	Other Sources*
Cboe Vest S&P 500 Buffer Strategy	BUIGX	SPRO	8/24/16	9.31%	10.46%	-1.15%	-0.95%	-0.07%	-0.13%
Cboe Vest S&P 500 Enhanced Growth Strategy	ENGIX	SPEN	12/21/16	14.71%	16.72%	-2.01%	-0.95%	-0.04%	-1.02%
Cboe Vest S&P 500 Dividend Aristocrats Target Income	KNGIX	SPAI	9/11/17	16.02%	17.13%	-1.11%	-0.95%	-0.05%	-0.11%

*Other sources of variance are due primarily to the effects of non-commission trading costs, basket optimization, imperfect exposure, and differences in valuation methodology between the Fund and the index.

Stock Market Performance

For the one-year period ended October 31, 2019, the S&P 500® Index gained 14.3%. Ten of the eleven sectors within the S&P 500® Index were up during the period. The top two sectors were Real Estate and Utilities, returning 26.7% and 23.7%, respectively. Energy was by far the worst sector, losing 11.0% for the period.

Across the market capitalization spectrum, large cap stocks, as measured by the S&P 500® Index, significantly outpaced mid-cap and small-cap stocks. For the one-year period ended October 31, 2019, the S&P 400® Midcap Index return of 9.0%, and the Russell 2000® Small-Cap Index return of 4.9%, trailed the S&P 500® Index by 5.3% and 9.4%, respectively.

For the period ended October 31, 2019, the S&P 500® Index produced a dividend yield of 2.3%, which matched the average 10-Year U.S. Treasury note yield. During the same period, the 10-Year Treasury yield moved down sharply, from 3.1% at the beginning of the period to 1.7% at the end.

ANNUAL REPORT

ANNUAL REPORT

The Cboe Vest Family of Funds
Shareholder Letter - continuedOctober 31, 2019

Benchmark Indices vs. S&P 500® Index

The Cboe Vest S&P 500® Buffer Strategy Fund’s benchmark index (SPRO) underperformed the S&P 500® Index by 3.86% for the period. The Fund and its benchmark index each hold twelve laddered one-year Buffer Protection strategies, with one commencing every month and resetting twelve months hence. During the period, almost all of the monthly strategies that were in place during FY19 hit their caps, due to the continuing strong market rally that saw the S&P 500® Index increase in 18 of the last 24 months. Thus, these monthly strategies did not fully participate in the rally. Each of the twelve-monthly strategies, as measured by their benchmarks, returned between 8.5% and 13.4% for the period.

The Cboe Vest S&P 500® Enhanced Growth Strategy Fund’s benchmark index (SPEN) outperformed the S&P 500® Index by 2.40% for the period. The Fund and its benchmark index each hold twelve laddered one-year Enhanced Growth strategies, with one commencing every month and resetting twelve months hence. During the period, almost all of the monthly strategies that were in place during FY19 hit their caps, due to the continuing strong market rally that saw the S&P 500® Index increase in 18 of the last 24 months. Thus, these monthly strategies did not fully participate in the rally. Each of the twelve-monthly strategies, as measured by their benchmarks, returned between 11.1% and 19.9% for the period.

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund’s benchmark index (SPAI) outperformed the S&P 500® Index by 2.81% for the period. The Fund and its benchmark index each hold a portfolio of US Large Cap stocks that have increased their dividends for the last 25 years consecutively, along with a partial overwrite strategy that is reset weekly. During the period, the benchmark index outperformed the S&P 500® due primarily to the Fund’s relative underweighting in weaker sectors, such as Health Care, and overweighting in stronger sectors, such as Industrials.

ANNUAL REPORT

The Cboe Vest Family of Funds
Important Disclosure Statement

The Funds prospectus contains important information about the Funds investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-855-505-8378. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-505-8378. Information provided with respect to the Funds Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2019 and are subject to change at any time.

ANNUAL REPORT

CBOE Vest S&P 500 Buffer Strategy Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE VEST S&P 500 BUFFER STRATEGY FUND INSTITUTIONAL SHARES VS. THE CBOE S&P 500® BUFFER PROTECT BALANCED SERIES INDEX AND THE S&P 500® INDEX (unaudited)

$147,955
$129,611
$126,800
146
141
136
131
126
121
116
111
106
101
96
Hundred Thousands
8/23/2016*
10/31/16
10/31/17
10/31/18
10/31/19
CBOE Vest S&P 500® Buffer Strategy Fund
CBOE S&P 500® Buffer Protect Balanced Series Index
S&P 500® Index

Past performance is not predictive of future performance.

* Inception date

CBOE Vest S&P 500 Buffer Strategy Fund				CBOE S&P 500® Buffer Protect Balanced Series Index		S&P 500® Index
	Inception Date	Total Return Year Ended 10/31/19	Average Annual Return Since Inception	Total Return Year Ended 10/31/19	Average Annual Return Since Inception	Total Return Year Ended 10/31/19	Average Annual Return Since Inception
Institutional	08/23/16	9.31%	7.74%	10.46%	8.48%	14.32%	13.08%
Investor	12/08/16	9.01%	7.52%	10.46%	8.64%	14.32%	13.19%
A	07/24/18	8.97%	5.14%	10.46%	6.68%	14.32%	8.14%
A (with Load)	07/24/18	2.71%	0.36%	N/A	N/A	N/A	N/A
C	07/24/18	8.17%	3.90%	10.46%	6.68%	14.32%	8.14%
Y	07/24/18	9.57%	5.67%	10.46%	6.68%	14.32%	8.14%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The CBOE® Vest S&P 500® Buffer Protect Series Index, a composite of the twelve (12) CBOE® S&P 500® Buffer Protect Index Monthly Series that correspond to each month of the year, will effectively be comprised of 72 FLexible EXchange® Options (“FLEX Options”) with varying strikes and expiration dates.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

ANNUAL REPORT

CBOE Vest S&P 500 Enhanced Growth Strategy Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE® VEST S&P 500 ENHANCED GROWTH STRATEGY FUND INSTITUTIONAL SHARES VS. THE CBOE® S&P 500® ENHANCED GROWTH INDEX BALANCED SERIES AND THE S&P 500® INDEX (unaudited)

$141,846
$141,268
$137,658
143
138
133
128
123
118
113
108
103
98
Hundred Thousands
12/21/16
10/31/17
10/31/18
10/31/19
CBOE® Vest S&P 500® Enhanced Growth Strategy Fund
CBOE® S&P 500® Enhanced Growth Index Balanced Series
S&P 500® Index

Past performance is not predictive of future performance.

CBOE Vest S&P 500 Enhanced Growth Strategy Fund				CBOE® S&P 500® Enhanced Growth Index Balanced Series		S&P 500® Index
	Inception Date	Total Return Year Ended 10/31/19	Average Annual Since Inception	Total Return Year Ended 10/31/19	Average Annual Since Inception	Total Return Year Ended 10/31/19	Average Annual Since Inception
Institutional	12/21/16	14.71%	11.83%	16.72%	12.85%	14.32%	13.01%
Investor	02/01/17	14.53%	11.59%	16.72%	13.01%	14.32%	13.25%
A	02/01/17	14.56%	11.53%	16.72%	13.01%	14.32%	13.25%
A (with Load)	02/01/17	7.97%	9.15%	N/A	N/A	N/A	N/A
C	07/24/18	13.62%	7.26%	16.72%	10.02%	14.32%	8.14%
Y	07/24/18	14.97%	8.55%	16.72%	10.02%	14.32%	8.14%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The CBOE S&P 500® Enhanced Growth Index Balanced Series is designed to provide target outcome returns linked to the U.S. domestic stock market. The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

ANNUAL REPORT

CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND INSTITUTIONAL SHARES VS. CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME INDEX AND THE S&P 500® INDEX (unaudited)

133
128
123
118
113
108
103
98
Hundred Thousands
$128,768
$127,266
$125,404
09/11/17
10/31/17
10/31/18
10/31/19
CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund
CBOE S&P 500® Dividend Aristocrats Target Income Index
S&P 500® Index

Past performance is not predictive of future performance.

CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund				CBOE Vest S&P 500® Dividend Aristocrats Target Income Index		S&P 500® Index
	Inception Date	Total Return Year Ended 10/31/19	Average Annual Return Since Inception	Total Return Year Ended 10/31/19	Average Annual Return Since Inception	Total Return Year Ended 10/31/19	Average Annual Return Since Inception
Institutional	09/11/17	16.02%	11.17%	17.13%	12.56%	14.32%	11.94%
Investor	09/11/17	15.71%	10.85%	17.13%	12.56%	14.32%	11.94%
A	09/11/17	15.74%	10.92%	17.13%	12.56%	14.32%	11.94%
A (with Load)	09/11/17	9.08%	7.89%	N/A	N/A	N/A	N/A
C	09/11/17	14.71%	10.01%	17.13%	12.56%	14.32%	11.94%
Y	07/24/18	16.24%	11.32%	17.13%	12.13%	14.32%	8.14%

The CBOE S&P 500® Dividend Aristocrats Target Income Index is designed to track the performance of a hypothetical buy-write strategy on constituents of the S&P 500® Dividend Aristocrat Index.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund

Portfolio Composition as of October 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Money Market Fund	0.50%
Exchange Traded Fund	48.05%
Purchased Options:
Call Options	50.86%
Put Options	2.72%
Total Investments	102.13%
Options Written:
Call Options	(1.11%	)
Put Options	(1.25%	)
	(2.36%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of InvestmentsOctober 31, 2019

				Shares	Fair Value
MONEY MARKET FUND - 0.50%
Federated Treasury Obligations Fund - Institutional Class 1.69%*
(Cost: $530,936)				530,936	$530,936

EXCHANGE TRADED FUND - 48.05% (A)
SPDR S&P 500 ETF Trust
(Cost: $45,205,002)				167,700	50,868,441

PURCHASED OPTIONS - 53.58%

CALL OPTIONS - 50.86%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	166	$5,035,278	$0.01	11/20/19	5,034,113
SPDR S&P 500 ETF Trust	160	4,853,280	0.01	12/18/19	4,852,157
SPDR S&P 500 ETF Trust	150	4,549,950	0.01	1/15/20	4,526,474
SPDR S&P 500 ETF Trust	141	4,276,953	0.01	2/19/20	4,254,886
SPDR S&P 500 ETF Trust	135	4,094,955	0.01	3/18/20	4,073,827
SPDR S&P 500 ETF Trust	118	3,579,294	0.01	4/15/20	3,548,426
SPDR S&P 500 ETF Trust	112	3,397,296	0.01	5/20/20	3,367,998
SPDR S&P 500 ETF Trust	105	3,184,965	0.01	6/17/20	3,157,498
SPDR S&P 500 ETF Trust	79	2,396,307	0.01	7/15/20	2,364,757
SPDR S&P 500 ETF Trust	55	1,668,315	0.01	8/19/20	1,646,348
SPDR S&P 500 ETF Trust	285	8,644,905	0.01	9/17/20	8,531,076
SPDR S&P 500 ETF Trust	285	8,644,905	0.01	10/22/20	8,494,811
TOTAL CALL OPTIONS					53,852,371
(Cost: $51,004,364)

PUT OPTIONS - 2.72%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	289	8,766,237	265.30	11/20/19	5,422
SPDR S&P 500 ETF Trust	289	8,766,237	251.26	12/18/19	10,721
SPDR S&P 500 ETF Trust	289	8,766,237	260.98	1/15/20	27,886
SPDR S&P 500 ETF Trust	289	8,766,237	278.41	2/19/20	100,796
SPDR S&P 500 ETF Trust	289	8,766,237	283.01	3/18/20	156,527
SPDR S&P 500 ETF Trust	289	8,766,237	289.45	4/17/20	229,479
SPDR S&P 500 ETF Trust	289	8,766,237	285.06	5/22/20	235,765
SPDR S&P 500 ETF Trust	289	8,766,237	293.06	6/19/20	329,433
SPDR S&P 500 ETF Trust	289	8,766,237	297.74	7/15/20	397,301
SPDR S&P 500 ETF Trust	289	8,766,237	292.45	8/19/20	387,925
SPDR S&P 500 ETF Trust	289	8,766,237	301.10	9/16/20	485,558
SPDR S&P 500 ETF Trust	289	8,766,237	298.40	10/21/20	510,967
TOTAL PUT OPTIONS					2,877,780
(Cost: $4,047,926)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Investments - continuedOctober 31, 2019

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
TOTAL PURCHASED OPTIONS - 53.58%					$56,730,151
(Cost: $55,052,290)

TOTAL INVESTMENTS - 102.13%
(Cost: $100,788,228)					108,129,528
Liabilities in excess of other assets - (2.13)%					(2,252,181)
NET ASSETS - 100.00%					$105,877,347

*Effective 7 day yield as of October 31, 2019

(A)All or a portion of exchange traded funds are held as collateral for the options written

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Options WrittenOctober 31, 2019

OPTIONS WRITTEN - (2.36)%

CALL OPTIONS - (1.11)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	289	$(8,766,237)	$310.40	11/20/19	$(12,287)
SPDR S&P 500 ETF Trust	289	(8,766,237)	295.29	12/18/19	(329,072)
SPDR S&P 500 ETF Trust	289	(8,766,237)	301.07	1/15/20	(232,962)
SPDR S&P 500 ETF Trust	289	(8,766,237)	319.88	2/18/20	(50,375)
SPDR S&P 500 ETF Trust	289	(8,766,237)	324.79	3/18/20	(50,462)
SPDR S&P 500 ETF Trust	289	(8,766,237)	327.18	4/15/20	(50,698)
SPDR S&P 500 ETF Trust	289	(8,766,237)	328.06	5/20/20	(71,117)
SPDR S&P 500 ETF Trust	289	(8,766,237)	333.33	6/17/20	(61,376)
SPDR S&P 500 ETF Trust	289	(8,766,237)	338.72	7/15/20	(44,531)
SPDR S&P 500 ETF Trust	289	(8,766,237)	328.96	8/19/20	(129,541)
SPDR S&P 500 ETF Trust	289	(8,766,237)	342.16	9/16/20	(66,781)
SPDR S&P 500 ETF Trust	289	(8,766,237)	341.05	10/21/20	(78,670)
TOTAL CALL OPTIONS WRITTEN					(1,177,872)
(Premiums received: $1,237,219)

PUT OPTIONS - (1.25)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	289	(8,766,237)	238.77	11/20/19	(2,414)
SPDR S&P 500 ETF Trust	289	(8,766,237)	226.13	12/18/19	(7,245)
SPDR S&P 500 ETF Trust	289	(8,766,237)	234.88	1/15/20	(10,839)
SPDR S&P 500 ETF Trust	289	(8,766,237)	250.57	2/19/20	(30,086)
SPDR S&P 500 ETF Trust	289	(8,766,237)	254.71	3/18/20	(51,984)
SPDR S&P 500 ETF Trust	289	(8,766,237)	260.51	4/15/20	(91,979)
SPDR S&P 500 ETF Trust	289	(8,766,237)	256.55	5/20/20	(98,942)
SPDR S&P 500 ETF Trust	289	(8,766,237)	263.75	6/17/20	(143,432)
SPDR S&P 500 ETF Trust	289	(8,766,237)	267.97	7/15/20	(191,694)
SPDR S&P 500 ETF Trust	289	(8,766,237)	263.21	8/19/20	(191,604)
SPDR S&P 500 ETF Trust	289	(8,766,237)	270.99	9/16/20	(241,517)
SPDR S&P 500 ETF Trust	289	(8,766,237)	268.56	10/21/20	(258,286)
TOTAL PUT OPTIONS WRITTEN					(1,320,022)
(Premiums received: $2,676,781)

TOTAL OPTIONS WRITTEN - (2.36)%					$(2,497,894)
(Premiums received: $3,914,000)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of InvestmentsAs of October 31, 2019

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Purchased Options	$56,730,151	$—	$56,730,151	$(2,497,894)	$—	$54,232,257

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(2,497,894)	$—	$(2,497,894)	$2,497,894	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Portfolio Composition as of October 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Money Market Fund	1.96%
Exchange Traded Fund	78.69%
Purchased Options:
Call Options	25.65%
Total Investments	106.30%
Options Written:
Call Options	(6.32%	)
	(6.32%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of InvestmentsOctober 31, 2019

				Shares	Fair Value
MONEY MARKET FUND — 1.96%
Federated Treasury Obligations Fund — Institutional Class 1.69%*
(Cost: $807,130)				807,130	$807,130

EXCHANGE TRADED FUND — 78.69%(A)
SPDR S&P 500 ETF Trust
(Cost: $28,103,821)				106,700	32,365,311

PURCHASED OPTIONS — 25.65%

CALL OPTIONS — 25.65%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	5	$151,665	$0.01	11/20/19	151,630
SPDR S&P 500 ETF Trust	108	3,275,964	265.38	11/20/19	413,733
SPDR S&P 500 ETF Trust	5	151,665	0.01	12/18/19	151,630
SPDR S&P 500 ETF Trust	108	3,275,964	251.26	12/18/19	572,021
SPDR S&P 500 ETF Trust	5	151,665	0.01	1/15/20	150,882
SPDR S&P 500 ETF Trust	108	3,275,964	260.98	1/15/20	461,367
SPDR S&P 500 ETF Trust	5	151,665	0.01	2/19/20	150,882
SPDR S&P 500 ETF Trust	108	3,275,964	278.41	2/19/20	306,394
SPDR S&P 500 ETF Trust	6	181,998	0.01	3/18/20	181,059
SPDR S&P 500 ETF Trust	108	3,275,964	283.01	3/18/20	282,103
SPDR S&P 500 ETF Trust	5	151,665	0.01	4/15/20	150,357
SPDR S&P 500 ETF Trust	108	3,275,964	289.45	4/15/20	232,465
SPDR S&P 500 ETF Trust	4	121,332	0.01	5/20/20	120,286
SPDR S&P 500 ETF Trust	108	3,275,964	285.06	5/20/20	286,661
SPDR S&P 500 ETF Trust	4	121,332	0.01	6/17/20	120,286
SPDR S&P 500 ETF Trust	108	3,275,964	293.06	6/17/20	236,499
SPDR S&P 500 ETF Trust	2	60,666	0.01	7/15/20	59,867
SPDR S&P 500 ETF Trust	108	3,275,964	297.74	7/15/20	204,912
SPDR S&P 500 ETF Trust	108	3,275,964	292.45	8/19/20	262,394
SPDR S&P 500 ETF Trust	108	3,275,964	301.10	9/16/20	210,471
SPDR S&P 500 ETF Trust	106	3,215,298	0.01	9/18/20	3,159,473
SPDR S&P 500 ETF Trust	108	3,275,964	298.40	10/21/20	239,345
SPDR S&P 500 ETF Trust	82	2,487,306	0.01	10/23/20	2,444,121
TOTAL CALL OPTIONS
(Cost: $8,568,733)					10,548,838

TOTAL PURCHASED OPTIONS — 25.65%
(Cost: $8,568,733)					10,548,838

TOTAL INVESTMENTS — 106.30%
(Cost: $37,479,684)					43,721,279
Liabilities in excess of other assets — (6.30)%					(2,589,824)
NET ASSETS — 100.00%					$41,131,455

*Effective 7 day yield as of October 31, 2019

(A)All or a portion of exchange traded funds are held as collateral for options written.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of Options WrittenOctober 31, 2019

OPTIONS WRITTEN — (6.32)%

CALL OPTIONS — (6.32)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	216	$(6,551,928)	$291.52	11/19/19	$(273,980)
SPDR S&P 500 ETF Trust	216	(6,551,928)	281.14	12/16/19	(515,128)
SPDR S&P 500 ETF Trust	216	(6,551,928)	286.95	1/13/20	(408,110)
SPDR S&P 500 ETF Trust	216	(6,551,928)	303.79	2/18/20	(187,841)
SPDR S&P 500 ETF Trust	216	(6,551,928)	308.90	3/17/20	(166,159)
SPDR S&P 500 ETF Trust	216	(6,551,928)	313.29	4/14/20	(134,090)
SPDR S&P 500 ETF Trust	216	(6,551,928)	311.62	5/20/20	(188,538)
SPDR S&P 500 ETF Trust	216	(6,551,928)	319.41	6/17/20	(134,752)
SPDR S&P 500 ETF Trust	216	(6,551,928)	323.97	7/15/20	(105,990)
SPDR S&P 500 ETF Trust	216	(6,551,928)	317.37	8/19/20	(200,671)
SPDR S&P 500 ETF Trust	216	(6,551,928)	327.91	9/16/20	(124,752)
SPDR S&P 500 ETF Trust	216	(6,551,928)	325.56	10/21/20	(160,396)
TOTAL CALL OPTIONS WRITTEN
(Premiums received: $2,478,141)					(2,600,407)

TOTAL OPTIONS WRITTEN — (6.32)%
(Premiums received: $2,478,141)					$(2,600,407)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of InvestmentsAs of October 31, 2019

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased Options	$10,548,838	$—	$10,548,838	$(2,600,407)	$—	$7,948,431

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(2,600,407)	$—	$(2,600,407)	$2,600,407	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats
Target Income Fund

Portfolio Composition as of October 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Industrial	22.32%
Food & Staple Retailing	12.37%
Financial	11.63%
Consumer Discretionary	10.92%
Health Care	10.68%
Materials	10.32%
Household Products	6.62%
Beverages	3.70%
Energy	3.09%
Telecommunication Services	1.97%
Utilities	1.80%
Real Estate	1.77%
Information Technology	1.64%
Money Market Fund	0.89%
Total Investments	99.72%
Options Written:
Call Options	(0.06%	)
	(0.06%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsOctober 31, 2019

	Shares	Fair Value
COMMON STOCKS – 98.83%(A)

BEVERAGES – 3.70%
Brown-Forman Corp. - Class B	22,250	$1,457,820
The Coca-Cola Co.	23,078	1,256,136
		2,713,956

CONSUMER DISCRETIONARY – 10.92%
Genuine Parts Co.	12,699	1,302,663
Leggett & Platt, Inc.	31,097	1,595,276
Lowe’s Cos., Inc.	12,003	1,339,655
McDonald’s Corp.	5,831	1,146,958
Target Corp.	13,827	1,478,245
VF Corp.	13,803	1,135,849
		7,998,646

ENERGY – 3.09%
Chevron Corp.	9,830	1,141,656
Exxon Mobil Corp.	16,567	1,119,432
		2,261,088

FINANCIAL – 11.63%
Aflac Inc.	22,980	1,221,617
Chubb Ltd.	8,162	1,244,052
Cincinnati Financial Corp.	11,527	1,304,972
Franklin Resources, Inc.	35,495	977,887
People’s United Financial, Inc.	73,478	1,188,139
S&P Global Inc.	5,089	1,312,911
T. Rowe Price Group, Inc.	10,957	1,268,821
		8,518,399

FOOD & STAPLE RETAILING – 12.37%
Archer-Daniels-Midland Co.	30,668	1,289,283
Hormel Foods Corp.	30,729	1,256,509
McCormick & Co., Inc.(B)	7,763	1,247,436
The Procter & Gamble Co.	11,016	1,371,602
Sysco Corp.	17,620	1,407,309
Walgreens Boots Alliance, Inc.	21,788	1,193,547
Walmart Inc.	11,036	1,294,081
		9,059,767

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedOctober 31, 2019

	Shares	Fair Value
HEALTH CARE – 10.68%
Abbott Laboratories	13,991	$1,169,786
AbbVie Inc.	18,449	1,467,618
Becton, Dickinson and Co.	4,825	1,235,200
Cardinal Health, Inc.	27,731	1,371,298
Johnson & Johnson	9,577	1,264,547
Medtronic PLC	12,110	1,318,779
		7,827,228

HOUSEHOLD PRODUCTS – 6.62%
The Clorox Co.	7,555	1,115,798
Colgate-Palmolive Co.	17,419	1,194,943
Kimberly-Clark Corp.	9,219	1,225,021
PepsiCo, Inc.	9,592	1,315,735
		4,851,497

INDUSTRIAL – 22.32%
3M Co.	6,926	1,142,721
A.O. Smith Corp.	27,092	1,345,931
Caterpillar Inc.	9,367	1,290,773
Cintas Corp.	4,697	1,261,943
Dover Corp.	12,633	1,312,442
Emerson Electric Co.	18,400	1,290,760
General Dynamics Corp.	6,612	1,169,002
Illinois Tool Works Inc.	7,813	1,317,116
Pentair PLC	31,413	1,302,697
Roper Technologies, Inc.	3,303	1,112,979
Stanley Black & Decker, Inc.	8,107	1,226,832
United Technologies Corp.	9,216	1,323,233
W.W. Grainger, Inc.	4,064	1,255,126
		16,351,555

INFORMATION TECHNOLOGY – 1.64%
Automatic Data Processing, Inc.	7,411	1,202,287

MATERIALS – 10.32%
Air Products & Chemicals, Inc.	5,519	1,176,982
Ecolab Inc.	6,260	1,202,358
Linde PLC	6,109	1,211,720
Nucor Corp.	21,899	1,179,261
PPG Industries, Inc.	11,042	1,381,575
The Sherwin-Williams Co.	2,464	1,410,196
		7,562,092

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedOctober 31, 2019

	Shares	Fair Value
REAL ESTATE – 1.77%
Federal Realty Investment Trust	9,487	$1,290,327

TELECOMMUNICATION SERVICES – 1.97%
AT&T Inc.	37,496	1,443,221

UTILITIES – 1.80%
Consolidated Edison, Inc.	14,329	1,321,420

TOTAL COMMON STOCKS – 98.83%		72,401,483
(Cost: $64,099,640)

MONEY MARKET FUND – 0.89%
Federated Treasury Obligations Fund - Institutional Class 1.69%**	651,516	651,516
(Cost: $651,516)

TOTAL INVESTMENTS – 99.72%
(Cost: $64,751,156)		73,052,999
Other assets, net of liabilities - 0.28%		205,611
NET ASSETS - 100.00%		$73,258,610

**Effective 7 day yield as of October 31, 2019

(A)All or a portion of securities are held as collateral for options written

(B)Non-voting shares

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options WrittenOctober 31, 2019

OPTIONS WRITTEN – (0.06)%

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS – (0.06)%
3M Co.	5	$(82,495)	$165.00	11/1/19	$(440)
Abbott Laboratories	10	(83,610)	81.50	11/1/19	(2,140)
AbbVie Inc.	13	(103,415)	76.50	11/1/19	(4,446)
Aflac Inc.	16	(85,056)	53.00	11/1/19	(480)
Archer-Daniels-Midland Co.	22	(92,488)	41.00	11/1/19	(2,398)
AT&T Inc.	25	(96,225)	37.00	11/1/19	(3,725)
Automatic Data Processing, Inc.	6	(97,338)	162.50	11/1/19	(360)
Becton, Dickinson and Co.	4	(102,400)	245.00	11/1/19	(4,460)
Caterpillar Inc.	6	(82,680)	140.00	11/1/19	(78)
Chevron Corp.	7	(81,298)	119.00	11/1/19	(140)
The Clorox Co.	6	(88,614)	152.50	11/1/19	(60)
The Coca-Cola Co.	16	(87,088)	54.00	11/1/19	(752)
Colgate-Palmolive Co.	12	(82,320)	68.50	11/1/19	(1,344)
Consolidated Edison, Inc.	10	(92,220)	93.50	11/1/19	(100)
Ecolab Inc.	5	(96,035)	192.50	11/1/19	(315)
Emerson Electric Co.	14	(98,210)	71.00	11/1/19	(140)
Exxon Mobil Corp.	12	(81,084)	69.50	11/1/19	(156)
General Dynamics Corp.	5	(88,400)	172.50	11/1/19	(2,175)
Genuine Parts Co.	9	(92,322)	103.00	11/1/19	(180)
Hormel Foods Corp.	20	(81,780)	40.50	11/1/19	(800)
Illinois Tool Works Inc.	6	(101,148)	172.50	11/1/19	(120)
Johnson & Johnson	7	(92,428)	128.00	11/1/19	(2,814)
Kimberly-Clark Corp.	7	(93,016)	135.00	11/1/19	(70)
Lowe’s Cos., Inc.	8	(89,288)	112.00	11/1/19	(288)
McDonald’s Corp.	4	(78,680)	195.00	11/1/19	(744)
Medtronic PLC	8	(87,120)	105.00	11/1/19	(3,120)
Nucor Corp.	16	(86,160)	54.00	11/1/19	(400)
PepsiCo, Inc.	7	(96,019)	137.00	11/1/19	(371)
PPG Industries, Inc.	7	(87,584)	124.00	11/1/19	(924)
The Procter & Gamble Co.	7	(87,157)	123.00	11/1/19	(1,134)
S&P Global Inc.	3	(77,397)	250.00	11/1/19	(2,220)
The Sherwin-Williams Co.	2	(114,464)	575.00	11/1/19	(310)
Stanley Black & Decker, Inc.	5	(75,665)	152.50	11/1/19	(213)
Sysco Corp.	12	(95,844)	79.00	11/1/19	(1,056)
T. Rowe Price Group, Inc.	8	(92,640)	114.00	11/1/19	(1,480)
Target Corp.	9	(96,219)	109.00	11/1/19	(8)
United Technologies Corp.	6	(86,148)	143.00	11/1/19	(522)
VF Corp.	9	(74,061)	84.00	11/1/19	(90)
W.W. Grainger, Inc.	3	(92,652)	317.50	11/1/19	(75)
Walgreens Boots Alliance, Inc.	15	(82,170)	55.50	11/1/19	(150)
Walmart Inc.	8	(93,808)	119.00	11/1/19	(16)
TOTAL CALL OPTIONS WRITTEN					(40,814)
(Premiums received: $42,885)
TOTAL OPTIONS WRITTEN – (0.06)%					$(40,814)
(Premiums received: $42,885)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsOctober 31, 2019

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(40,814)	$—	$(40,814)	$40,814	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
October 31, 2019

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
ASSETS
Investments at fair value* (Note 1)	$108,129,528	$43,721,279	$73,052,999
Cash deposits with brokers	4,245	4,870	57
Receivable for capital stock sold	250,200	—	83,837
Dividends and interest receivable	1,523	507	133,361
Receivable from investment manager	—	—	19,093
Prepaid expenses	44,842	11,007	30,223
TOTAL ASSETS	108,430,338	43,737,663	73,319,570

LIABILITIES
Due to broker	—	—	5,793
Call options written, at fair value (A) (Note 1)	1,177,872	2,600,407	40,814
Put options written, at fair value (B) (Note 1)	1,320,022	—	—
Payable for capital stock redeemed	10,176	1,157	—
Payable for securities purchased	—	—	—
Accrued advisory fees	40,885	1,446	—
Accrued 12b-1 fees	346	872	5,699
Accrued administration, fund accounting, and transfer agent fees	2,665	1,353	2,219
Other accrued expenses	1,025	973	6,435
TOTAL LIABILITIES	2,552,991	2,606,208	60,960
NET ASSETS	$105,877,347	$41,131,455	$73,258,610

Net Assets Consist of:
Paid-in-capital	$98,919,745	$33,164,295	$68,569,056
Distributable earnings	6,957,602	7,967,160	4,689,554
Net Assets	$105,877,347	$41,131,455	$73,258,610
NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$64,604,874	$7,246,713	$50,375,557
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	5,096,478	558,123	4,391,373
Net Asset Value, Offering and Redemption Price Per Share	$12.68	$12.98	$11.47

NET ASSET VALUE PER SHARE
Investor Class Shares
Net Assets	$5,510,417	$33,491,769	$3,676,271
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	437,893	2,598,392	321,197
Net Asset Value, Offering and Redemption Price Per Share***	$12.58	$12.89	$11.45

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
October 31, 2019

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities - continued

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$3,320,462	$375,064		$4,568,081
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	262,862	29,151		398,594
Net Asset Value, Offering and Redemption Price Per Share***	$12.63	$12.87		$11.46
Maximum Offering Price Per Share**	$13.40	$13.65		$12.16

NET ASSET VALUE PER SHARE
Class C Shares
Net Assets	$2,909,851	$16,799		$1,698,553
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	233,827	1,311		148,707
Net Asset Value, Offering and Redemption Price Per Share***	$12.44	$12.82	****	$11.42

NET ASSET VALUE PER SHARE
Class Y Shares
Net Assets	$29,531,743	$1,110		$12,940,148
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,323,659	85		1,126,870
Net Asset Value, Offering and Redemption Price Per Share	$12.71	$13.02	****	$11.48

* Identified cost of:	$100,788,228	$37,479,684		$64,751,156
(A) Premiums received of:	$1,237,219	$2,478,141		$42,885
(B) Premiums received of:	$2,676,781

**Maximum offering price per share includes sales charge of 5.75%.

***May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

****NAV per share does not recalculate due to rounding.

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

INVESTMENT INCOME
Dividend	$613,500	$435,822	$1,345,725
Interest	15,831	6,282	2,131
Total investment income	629,331	442,104	1,347,856

EXPENSES
Investment management fees (Note 2)	477,094	280,413	406,268
12b-1 fees (Note 2)
Investor Class	17,963	79,825	7,234
Class A	3,386	550	8,976
Class C	16,026	83	8,527
Recordkeeping and administrative services (Note 2)	31,117	21,565	27,808
Accounting fees (Note 2)	30,671	20,031	27,035
Custody fees	5,732	5,152	56,603
Transfer agent fees (Note 2)	17,411	12,837	18,350
Audit and tax fees	22,506	21,615	21,141
Legal fees	36,416	40,537	35,036
Filing and registration fees	53,000	17,500	48,000
Trustee fees	6,806	4,886	6,295
Compliance fees	8,280	6,023	7,595
Shareholder reports	33,545	20,476	28,837
Shareholder servicing
Institutional Class	40,216	10,509	32,502
Investor Class	17,953	57,079	7,234
Class A	1	—	2,901
Class C	6	—	342
Insurance	3,021	2,846	2,828
Interest expense	4,748	3,413	2,985
Other	20,998	14,078	24,400
Total expenses	846,896	619,418	780,897
Investment management fee waivers and reimbursed expenses (Note 2)	(226,080)	(180,359)	(265,279)
Net expenses	620,816	439,059	515,618

Net investment income (loss)	8,515	3,045	832,238

THE CBOE VEST FAMILY OF FUNDS
For the year ended October 31, 2019

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations - continued

THE CBOE VEST FAMILY OF FUNDS
For the year ended October 31, 2019

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	$—	$(63,272)	$(1,577,247)
Net realized gain (loss) on put options purchased	(2,542,005)	—	—
Net realized gain (loss) on call options purchased	(453,631)	73,756	—
Net realized gain (loss) on put options written	1,266,161	—	—
Net realized gain (loss) on call options written	238,658	1,840,292	727,225
Net realized gain (loss) on investments, options purchased and written	(1,490,817)	1,850,776	(850,022)
Net change in unrealized appreciation (depreciation) of investments	5,663,439	4,261,490	8,203,528
Net change in unrealized appreciation (depreciation) on put options purchased	(2,159,057)	—	—
Net change in unrealized appreciation (depreciation) on call options purchased	3,220,055	970,266	—
Net change in unrealized appreciation (depreciation) on put options written	1,284,647	—	—
Net change in unrealized appreciation (depreciation) on call options written	(299,042)	(2,107,773)	15,537
Net change in unrealized appreciation (depreciation) on investments, options purchased and written	7,710,042	3,123,983	8,219,065

Net realized and unrealized gain (loss)	6,219,225	4,974,759	7,369,043

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,227,740	$4,977,804	$8,201,281

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
	For the Year ended October 31, 2019	For the Year ended October 31, 2018	For the Year ended October 31, 2019	For the Year ended October 31, 2018	For the Year ended October 31, 2019	For the Year ended October 31, 2018
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$8,515	$(216,837)	$3,045	$(450,249)	$832,238	$280,454
Net realized gain (loss) on investments, options purchased and written	(1,490,817)	(37,724)	1,850,776	2,656,628	(850,022)	(660,630)
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased and options written	7,710,042	312,695	3,123,983	(627,301)	8,219,065	10,874
Increase (decrease) in net assets from operations	6,227,740	58,134	4,977,804	1,579,078	8,201,281	(369,302)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	—	(234,141)	—	(1,632,546)	(600,659)
Investor Class	—	—	(1,670,710)	—	(125,581)	(52,193)
Class A	—	—	(61)	—	(156,012)	(78,411)
Class C	—	—	(50)	—	(29,820)	(14,120)
Class Y	—	—	(50)	—	(526,316)	(42,595)
Decrease in net assets from distributions	—	—	(1,905,012)	—	(2,470,275)	(787,978)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	$51,021,245	$22,777,720	$2,291,953	$2,860,565	$31,515,655	$29,916,357
Investor Class	4,983,537	8,500,190	3,063,364	3,839,940	2,166,504	2,222,816
Class A	3,346,460	15,712	366,283	—	2,153,409	1,504,543
Class C	2,989,022	82,280	15,000	1,000	1,372,881	300,840
Class Y	30,247,693	1,000	—	1,000	2,599,541	11,013,265
Distributions reinvested
Institutional Class	—	—	233,564	—	1,566,834	594,380
Investor Class	—	—	1,668,112	—	121,287	49,978
Class A	—	—	61	—	153,850	78,411
Class C	—	—	50	—	27,953	14,120
Class Y	—	—	50	—	526,316	42,595

THE CBOE VEST FAMILY OF FUNDS

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets - continued

THE CBOE VEST FAMILY OF FUNDS

	Cboe Vest S&P 500® Buffer Strategy Fund		Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
	For the Year ended October 31, 2019		For the Year ended October 31, 2018	For the Year ended October 31, 2019		For the Year ended October 31, 2018	For the Year ended October 31, 2019	For the Year ended October 31, 2018
Shares redeemed
Institutional Class	$(21,175,180)		$(3,204,292)	$(727,117	)(A)	$(3,322,139)	$(8,088,603)	$(14,018,919)
Investor Class	(9,036,999	)(B)	(769,691)	(6,070,890	)(B)	(5,876,310)	(762,581)	(594,641)
Class A	(189,116)		—	(25,255	)(C)	—	(468,055)	(43,462)
Class C	(319,205)		—	—		—	(182,958)	(153,414)
Class Y	(1,622,736)		—	—		—	(1,784,401)	(383)
Increase (decrease) in net assets from capital stock transactions	60,244,721		27,402,919	815,175		(2,495,944)	30,917,632	30,926,486

NET ASSETS
Increase (decrease) during period	66,472,461		27,461,053	3,887,967		(916,866)	36,648,638	29,769,206
Beginning of period	39,404,886		11,943,833	37,243,488		38,160,354	36,609,972	6,840,766
End of period	$105,877,347		$39,404,886	$41,131,455		$37,243,488	$73,258,610	$36,609,972

(A) Includes redemption fees of:				$7
(B) Includes redemption fees of:	$1,254			$2,188
(C) Includes redemption fees of:				$48

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the year ended October 31,						For the period August 23, 2016* to October 31, 2016
	2019		2018		2017
Net asset value, beginning of period	$11.60		$11.21		$9.88		$10.00
Investment activities
Net investment income (loss)(1)	—	(4)	(0.11)		(0.11)		(0.02)
Net realized and unrealized gain (loss) on investments	1.08		0.50		1.44		(0.10)
Total from investment activities	1.08		0.39		1.33		(0.12)
Net asset value, end of period	$12.68		$11.60		$11.21		$9.88
Total Return	9.31%		3.48%		13.46%		(1.20%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.28%	(5)	1.73%		3.27%		46.89%	**
Expenses, net of waiver (Note 2)	0.96%	(5)	0.95%		1.08%		1.25%	**
Net investment income (loss)	0.03%		(0.92%	)	(1.05%	)	(0.98%	)**
Portfolio turnover rate	1.61%		0.00%	(3)	0.00%	(2)	0.00%	(2)***
Net assets, end of period (000’s)	$64,605		$30,428		$10,614		$261

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)Less than $0.01 per share.

(5)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.27% and 0.95%, respectively.

*Inception date.

**Annualized.

***Not annualized.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the year ended October 31,				For the period December 7, 2016* to October 31, 2017
	2019		2018
Net asset value, beginning of period	$11.54		$11.18		$10.20
Investment activities
Net investment income (loss)(1)	(0.04)		(0.14)		(0.13)
Net realized and unrealized gain (loss) on investments	1.08		0.50		1.11
Total from investment activities	1.04		0.36		0.98
Paid-in capital from redemption fees	—	(4)	—		—
Net asset value, end of period	$12.58		$11.54		$11.18
Total Return	9.01%		3.22%		9.61%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.71%	(5)	2.20%		3.74%	**
Expenses, net of waiver (Note 2)	1.20%	(5)	1.20%		1.38%	**
Net investment income (loss)	(0.31%	)	(1.17%	)	(1.35%	)**
Portfolio turnover rate	1.61%		0.00%	(3)	0.00%	(2)***
Net assets, end of period (000’s)	$5,510		$8,880		$1,330

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)Less than $0.01 per share.

(5)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.71% and 1.20%, respectively.

*Inception date.

**Annualized.

***Not annualized.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the year ended October 31, 2019		For the period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$11.59		$11.85
Investment activities
Net investment income (loss)(1)	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	1.06		(0.22)
Total from investment activities	1.04		(0.26)
Net asset value, end of period	$12.63		$11.59
Total Return	8.97%		(2.19%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.41%	(3)	2.24%	**
Expenses, net of waiver (Note 2)	1.21%	(3)	1.20%	**
Net investment income (loss)	(0.13%	)	(1.18%	)**
Portfolio turnover rate	1.61%		0.00%	(2)***
Net assets, end of period (000’s)	$3,320		$15

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.40% and 1.20%, respectively.

*Inception date.

**Annualized.

***Not annualized.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the year ended October 31, 2019		For the period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$11.50		$11.85
Investment activities
Net investment income (loss)(1)	(0.10)		(0.06)
Net realized and unrealized gain (loss) on investments	1.04		(0.29)
Total from investment activities	0.94		(0.35)
Net asset value, end of period	$12.44		$11.50
Total Return	8.17%		(2.95%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.16%	(3)	3.53%	**
Expenses, net of waiver (Note 2)	1.96%	(3)	1.95%	**
Net investment income (loss)	(0.84%	)	(1.93%	)**
Portfolio turnover rate	1.61%		0.00%	(2)***
Net assets, end of period (000’s)	$2,910		$81

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.15% and 1.95%, respectively.

*Inception date.

**Annualized.

***Not annualized.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the year ended October 31, 2019		For the period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$11.60		$11.85
Investment activities
Net investment income (loss)(1)	0.04		(0.02)
Net realized and unrealized gain (loss) on investments	1.07		(0.23)
Total from investment activities	1.11		(0.25)
Net asset value, end of period	$12.71		$11.60
Total Return	9.57%		(2.11%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.14%	(3)	1.25%	**
Expenses, net of waiver (Note 2)	0.71%	(3)	0.71%	**
Net investment income (loss)	0.34%		(0.69%	)**
Portfolio turnover rate	1.61%		0.00%	(2)***
Net assets, end of period (000’s)	$29,532		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.13% and 0.70%, respectively.

**Annualized.

***Not annualized.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the year ended October 31,				Period December 21, 2016* to October 31, 2017
	2019		2018
Net asset value, beginning of period	$12.00		$11.50		$10.00
Investment activities
Net investment income (loss)(1)	0.03		(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	1.57		0.61		1.61
Total from investment activities	1.60		0.50		1.50
Distributions
Net realized gain	(0.62)		—		—
Total distributions	(0.62)		—		—
Paid-in capital from redemption fees	—	(B)	—		—
Net asset value, end of period	$12.98		$12.00		$11.50
Total Return	14.71%		4.35%		15.00%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.45%		1.75%		1.69%	**
Expenses, net of waiver (Note 2)	0.96%	(A)	0.96%	(A)	1.13%	**(A)
Net investment income (loss)	0.26%		(0.96%	)	(1.13%	)**
Portfolio turnover rate	15.91%		0.00%	(3)	0.00%	(2)***
Net assets, end of period (000’s)	$7,247		$4,949		$5,164

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(A)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest expense, would have been 0.95%, 0.95% and 1.13% for the year ended October 31, 2019, the year ended October 31, 2018 and the period December 21, 2016 to October 31, 2017, respectively.

(B)Less than $0.01 per share.

*Inception date

**Annualized.

***Not annualized.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the year ended October 31,				Period January 31, 2017* to October 31, 2017
	2019		2018
Net asset value, beginning of period	$11.94		$11.47		$10.12
Investment activities
Net investment income (loss)(1)	—	(B)	(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	1.57		0.61		1.46
Total from investment activities	1.57		0.47		1.35
Distributions
Net realized gain	(0.62)		—		—
Total distributions	(0.62)		—		—
Paid-in capital from redemption fees	—	(B)	—		—
Net asset value, end of period	$12.89		$11.94		$11.47
Total Return	14.53%		4.10%		13.34%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.69%		2.06%	(A)	1.79%	**(A)
Expenses, net of waiver (Note 2)	1.21%	(A)	1.21%		1.36%	**
Net investment income (loss)	(0.03%	)	(1.21%	)	(1.36%	)**
Portfolio turnover rate	15.91%		0.00%	(3)	0.00%	(2)***
Net assets, end of period (000’s)	$33,492		$32,292		$32,995

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(A)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest expense, would have been 1.20%, 1.20% and 1.36% for the year ended October 31, 2019, the year ended October 31, 2018 and the period January 31, 2017 to October 31, 2017, respectively.

(B)Less than $0.01 per share.

*Inception date.

**Annualized.

***Not annualized.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the year ended October 31,				Period January 31, 2017* to October 31, 2017
	2019		2018
Net asset value, beginning of period	$11.92		$11.46		$10.12
Investment activities
Net investment income (loss)(1)	0.02		(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	1.55		0.60		1.45
Total from investment activities	1.57		0.46		1.34
Distributions
Net realized gain	(0.62)		—		—
Total distributions	(0.62)		—		—
Paid-in capital from redemption fees	—	(B)	—		—
Net asset value, end of period	$12.87		$11.92		$11.46
Total Return	14.56%		4.01%		13.24%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.41%		1.59%		2.36%	**
Expenses, net of waiver (Note 2)	1.21%	(A)	1.21%	(A)	1.39%	**(A)
Net investment income (loss)	0.13%		(1.21%	)	(1.39%	)**
Portfolio turnover rate	15.91%		0.00%	(3)	0.00%	(2)***
Net assets, end of period (000’s)	$375		$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(A)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest expense, would have been 1.20%, 1.20% and 1.39% for the year ended October 31, 2019, the year ended October 31, 2018 and the period January 31, 2017 to October 31, 2017, respectively.

(B)Less than $0.01 per share.

*Inception date.

**Annualized.

***Not annualized.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the year ended October 31, 2019		Period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$11.97		$12.44
Investment activities
Net investment income (loss)(1)	(0.05)		(0.07)
Net realized and unrealized gain (loss) on investments	1.52		(0.40)
Total from investment activities	1.47		(0.47)
Distributions
Net realized gain	(0.62)		—
Total distributions	(0.62)		—
Net asset value, end of period	$12.82		$11.97
Total Return	13.62%		(3.78%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.11%		2.94%	**
Expenses, net of waiver (Note 2)	1.95%	(A)	1.98%	**(A)
Net investment income (loss)	(0.40%	)	(2.00%	)**
Portfolio turnover rate(2)	15.91%		0.00%	***
Net assets, end of period (000’s)	$17		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(A)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest expense, would have been 1.95% and 1.95% for the year ended October 31, 2019 and the period ended July 24, 2018 to October 31, 2018, respectively.

*Inception date.

**Annualized.

***Not annualized.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the year ended October 31, 2019		Period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$12.01		$12.44
Investment activities
Net investment income (loss)(1)	0.06		(0.03)
Net realized and unrealized gain (loss) on investments	1.57		(0.40)
Total from investment activities	1.63		(0.43)
Distributions
Net realized gain	(0.62)		—	(A)
Total distributions	(0.62)		—
Net asset value, end of period	$13.02		$12.01
Total Return	14.97%		(3.46%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	0.96%		1.60%	**(B)
Expenses, net of waiver (Note 2)	0.71%	(B)	0.73%	**
Net investment income (loss)	0.47%		(0.76%	)**
Portfolio turnover rate(2)	15.91%		0.00%	***
Net assets, end of period (000’s)	$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(A)Less than $0.01 per share

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest expense, would have been 0.70% and 0.70% for the year ended October 31, 2019 and the period July 24, 2018 to October 31, 2018, respectively.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the year ended October 31,		Period September 11, 2017* to October 31, 2017
	2019	2018
Net asset value, beginning of period	$10.36	$10.25	$10.00
Investment activities
Net investment income (loss)(1)	0.17	0.16	0.01
Net realized and unrealized gain (loss) on investments(2)	1.45	0.40	0.24
Total from investment activities	1.62	0.56	0.25
Distributions
Net investment income	(0.18)	(0.15)	—
Net realized gain	(0.33)	(0.30)	—
Total distributions	(0.51)	(0.45)	—
Net asset value, end of period	$11.47	$10.36	$10.25
Total Return	16.02%	5.45%	2.50%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.40% (3)	2.21%	2.89%	**
Expenses, net of waiver (Note 2)	0.96% (3)	0.95%	0.95%	**
Net investment income (loss)	1.53%	1.55%	1.11%	**
Portfolio turnover rate	185.19%	205.91%	9.77%	***
Net assets, end of period (000’s)	$50,376	$21,603	$5,572

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.39% and 0.95%, respectively.

*Inception date

**Annualized

***Not annualized

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the year ended October 31,		Period September 11, 2017* to October 31, 2017
	2019	2018
Net asset value, beginning of period	$10.35	$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.14	0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	1.45	0.40	0.22
Total from investment activities	1.59	0.54	0.23
Distributions
Net investment income	(0.16)	(0.12)	—
Net realized gain	(0.33)	(0.30)	—
Total distributions	(0.49)	(0.42)	—
Net asset value, end of period	$11.45	$10.35	$10.23
Total Return	15.71%	5.28%	2.30%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.81% (3)	2.56%	2.69%	**
Expenses, net of waiver (Note 2)	1.21% (3)	1.20%	1.20%	**
Net investment income (loss)	1.29%	1.32%	0.78%	**
Portfolio turnover rate	185.19%	205.91%	9.77%	***
Net assets, end of period (000’s)	$3,676	$1,828	$197

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3) Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.80% and 1.20%, respectively.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the year ended October 31,		Period September 11, 2017* to October 31, 2017
	2019	2018
Net asset value, beginning of period	$10.36	$10.24	$10.00
Investment activities
Net investment income (loss)(1)	0.14	0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	1.45	0.40	0.23
Total from investment activities	1.59	0.54	0.24
Distributions
Net investment income	(0.16)	(0.12)	—
Net realized gain	(0.33)	(0.30)	—
Total distributions	(0.49)	(0.42)	—
Net asset value, end of period	$11.46	$10.36	$10.24
Total Return	15.74%	5.29%	2.40%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.65% (3)	2.42%	2.97%	**
Expenses, net of waiver (Note 2)	1.21% (3)	1.20%	1.20%	**
Net investment income (loss)	1.28%	1.35%	0.88%	**
Portfolio turnover rate	185.19%	205.91%	9.77%	***
Net assets, end of period (000’s)	$4,568	$2,345	$833

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3) Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.64% and 1.20%, respectively.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the year ended October 31,		Period September 11, 2017* to October 31, 2017
	2019	2018
Net asset value, beginning of period	$10.34	$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.06	0.07	—
Net realized and unrealized gain (loss) on investments(2)	1.43	0.39	0.23
Total from investment activities	1.49	0.46	0.23
Distributions
Net investment income	(0.08)	(0.05)	—
Net realized gain	(0.33)	(0.30)	—
Total distributions	(0.41)	(0.35)	—
Net asset value, end of period	$11.42	$10.34	$10.23
Total Return	14.71%	4.48%	2.30%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.35% (3)	3.08%	2.23%	**
Expenses, net of waiver (Note 2)	1.96% (3)	1.95%	1.95%	**
Net investment income (loss)	0.54%	0.63%	(0.27%	)**
Portfolio turnover rate	185.19%	205.91%	9.77%	***
Net assets, end of period (000’s)	$1,699	$394	$238

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3) Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.34% and 1.95%, respectively.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the year ended October 31, 2019	Period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$10.38	$10.65
Investment activities
Net investment income (loss)(1)	0.19	0.04
Net realized and unrealized gain (loss) on investments(2)	1.45	(0.18)
Total from investment activities	1.64	(0.14)
Distributions
Net investment income	(0.21)	(0.04)
Net realized gain	(0.33)	(0.09)
Total distributions	(0.54)	(0.13)
Net asset value, end of period	$11.48	$10.38
Total Return	16.24%	(1.40%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.34% (3)	2.63%	**(A)
Expenses, net of waiver (Note 2)	0.70% (3)	0.71%	**
Net investment income (loss)	1.79%	1.55%	**
Portfolio turnover rate	185.19%	205.91%	***
Net assets, end of period (000’s)	$12,940	$10,440

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3) Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.33% and 0.70%, respectively.

*Inception date.

**Annualized

***Not annualized

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial StatementsOctober 31, 2019

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cboe Vest S&P 500® Buffer Strategy Fund (“Buffer”), The Cboe Vest S&P 500® Enhanced Growth Strategy Fund (“Enhanced Growth”) and The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Buffer Fund’s inception dates were August 23, 2016 for Institutional Class, December 7, 2016 for Investor Class, July 24, 2018 for Classes A, C, and Y. The Enhanced Growth Fund’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A, July 24, 2018 for Classes C and Y. The Dividend Aristocrats Fund’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C, July 24, 2018 for Class Y.

The investment objectives of the Funds are as follows:

Fund	Objective
Buffer	to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).
Enhanced Growth	to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).
Dividend Aristocrats	to track the price and yield performance, before fees and expenses, of the Cboe® S&P 500® Dividend Aristocrats Target Income Index (the “SPAI Index”)

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2019

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2019

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Buffer
Assets
Money Market Fund	$530,936	$—	$—	$530,936
Exchange Traded Fund	50,868,441	—	—	50,868,441
Call Options Purchased	—	53,852,371	—	53,852,371
Put Options Purchased	—	2,877,780	—	2,877,780
	$51,399,377	$56,730,151	$—	$108,129,528

Liabilities
Call Options Written	$—	$(1,177,872)	$—	$(1,177,872)
Put Options Written	—	(1,320,022)	—	(1,320,022)
	$—	$(2,497,894)	$—	$(2,497,894)

Enhanced Growth
Assets
Money Market Fund	$807,130	$—	$—	$807,130
Exchange Traded Fund	32,365,311	—	—	32,365,311
Call Options Purchased	—	10,548,838	—	10,548,838
	$33,172,441	$10,548,838	$—	$43,721,279

Liabilities
Call Options Written	$—	$(2,600,407)	$—	$(2,600,407)

Dividend Aristocrats
Assets
Common Stocks	$72,401,483	$—	$—	$72,401,483
Money Market Fund	651,516	—	—	651,516
	$73,052,999	$—	$—	$73,052,999

Liabilities
Call Options Written	$—	$(40,814)	$—	$(40,814)

Refer to each Funds’ Schedule of Investments for a listing of the securities by security type.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2019

Cash Deposits with Brokers and Due to Broker

Deposits with brokers are held as collateral for options written. Additionally, for the year ended October 31, 2019, $5,793 was due to the broker from the Dividend Aristocrats Fund.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended October 31, 2019, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Funds currently offer Class A, Class C, Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions made within 30 days of purchase.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2019

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Buffer and Enhanced Growth Funds use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Fund	Derivative	Fair Value Asset Derivatives
Buffer	Purchased Options - Call	$53,852,371
	Purchased Options - Put	2,877,780
		$56,730,151	*

Enhanced Growth	Purchased Options - Call	$10,548,838	*

Dividend Aristocrats	Purchased Options	$—
Buffer	Written Options – Call	(1,177,872	)**
	Written Options – Put	(1,320,022	)***
		$(2,497,894)

Enhanced Growth	Written Options – Call	$(2,600,407	)**

Dividend Aristocrats	Written Options – Call	$(40,814	)**

*Statement of Assets and Liabilities location: Investments at fair value

**Statement of Assets and Liabilities location: Call options written, at fair value

***Statement of Assets and Liabilities location: Put options written, at fair value

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2019

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the year ended October 31, 2019 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Buffer	Purchased Options - Put	$(2,542,005)	$(2,159,057)
	Purchased Options - Call	(453,631)	3,220,055
	Written Options – Put	1,266,161	1,284,647
	Written Options – Call	238,658	(299,042)

Enhanced Growth	Purchased Options - Call	73,756	970,266
	Written Options – Call	1,840,292	(2,107,773)

Dividend Aristocrats	Written Options – Call	727,225	15,537

*Statement of Operations location: Net realized gain (loss) on put options purchased, call options purchased, put options written and call options written, respectively.

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on put options purchased, call options purchased, put options written and call options written, respectively.

The following indicates the average monthly volume for the year:

	Average monthly notional value of:
Fund	Derivative	Notional Value
Buffer	Purchased Options	$95,712,352
	Written Options	(129,947,642)

Enhanced Growth	Purchased Options	48,442,413
	Written Options	(72,977,970)

Dividend Aristocrats	Written Options	(2,075,848)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2019

The Buffer and Enhanced Growth Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

The methodology for the Funds’ strategies were created by the Chicago Board Options Exchange (“Cboe”).

The Buffer Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy. A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The Enhanced Growth Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy. An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The Dividend Aristocrats Fund is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and (2) partially writing hypothetical weekly U.S. exchange-traded covered call options on each of the stocks.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2019

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Underlying Investment in Other Investment Companies

The Buffer and Enhanced Growth Funds currently seeks to achieve their investment objectives by investing a portion of their assets in the SPDR S&P 500 ETF Trust (the “ETF”). The Funds may redeem their investments from the ETF at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds will be directly affected by the performance of the ETF. The annual report of the ETF, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of October 31, 2019, 48.05% and 78.69% of the Buffer and Enhanced Growth Funds, respective net assets were invested in the ETF.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Cboe Vest℠ Financial LLC (the “Adviser”), a Cboe® company, which is majority owned by Cboe® Vest LLC, a wholly owned subsidiary of Cboe® Holdings, Inc. was effectively controlled by Cboe® Holdings, Inc. Effective August 26, 2019, First Trust Capital Partners LLC (“First Trust”) and its affiliates purchased a controlling interest in the voting shares of Cboe Vest Group Inc. (“Cboe VG”), the parent company of Cboe Vest Financial LLC, the investment adviser to the Funds (the “Adviser”). As a result of the transaction (the “Transaction”), First Trust will own approximately 49% of the voting shares of the Cboe VG. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction resulted in a change in control of the Adviser, which in turn resulted in the assignment and termination of the investment advisory agreement between the Trust and the Adviser (the “Former Advisory Agreement”). To avoid a lapse in advisory services to the Funds, the Adviser and the Trust entered into an interim investment advisory agreement (the “Interim Agreement”), pursuant to the requirements of Section 15(f) and Rule 15a-4 of the 1940 Act, prior to the Transaction. Pursuant to the Interim Agreement the Adviser will continue to provide advisory services to the Funds under the Interim Agreement until the earlier of: (i) the date on which each Fund’s shareholders approve a new investment advisory agreement (the “New Advisory Agreement”); or (ii) 150 days from the date of the termination of the Former Advisory Agreement. The New Advisory Agreement, if approved by shareholders, will replace the Interim Agreement.

Shareholders were asked to vote on a New Advisory Agreement in October 2019. At that time, shareholders were mailed proxy materials that explained in detail the Transaction, the terms of the New Advisory Agreement, and provided information on how shareholders could vote their shares. Final results of shareholder voting is included in note 6.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2019

Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services, computed at an annual rate based on the average daily net assets of each Fund in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

For the year ended October 31, 2019, the Adviser earned and waived advisory fees and reimbursed expenses pursuant to an expense limitation arrangement as described below:

Fund	Fee	Management Fee Earned	Management Fee Waived
Buffer	0.75%	$477,094	$226,080
Enhanced Growth	0.75%	280,413	180,359
Dividend Aristocrats	0.75%	406,268	265,279
		$1,163,775	$671,718

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Funds, except for the Class Y Shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2020. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements as of October 31, 2019 and expiration dates was as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2020	2021	2022	Total
Buffer	$143,163	$184,009	$226,080	$553,252
Enhanced Growth	110,466	324,518	180,359	615,343
Dividend Aristocrats	14,789	247,314	265,279	527,382

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to First Dominion Capital Corp. (“Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2019

The 12b-1 Plan was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

The Funds have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under a shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to their customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plans to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plans are not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

For the year ended October 31, 2019, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Buffer	Institutional	Shareholder servicing	$40,216
Buffer	Investor	Shareholder servicing	17,953
Buffer	A	Shareholder servicing	1
Buffer	C	Shareholder servicing	6
Buffer	Investor	12b-1	17,963
Buffer	A	12b-1	3,386
Buffer	C	12b-1	16,026
Enhanced Growth	Institutional	Shareholder servicing	10,509
Enhanced Growth	Investor	Shareholder servicing	57,079
Enhanced Growth	Investor	12b-1	79,825
Enhanced Growth	A	12b-1	550
Enhanced Growth	C	12b-1	83
Dividend Aristocrats	Institutional	Shareholder servicing	32,502
Dividend Aristocrats	Investor	Shareholder servicing	7,234
Dividend Aristocrats	A	Shareholder servicing	2,901
Dividend Aristocrats	C	Shareholder servicing	342
Dividend Aristocrats	Investor	12b-1	7,234
Dividend Aristocrats	A	12b-1	8,976
Dividend Aristocrats	C	12b-1	8,527

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2019

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended October 31, 2019, the following fees were incurred:

Fund	Administration	Transfer Agent	Accounting
Buffer	$31,117	$17,411	$30,671
Enhanced Growth	21,565	12,837	20,031
Dividend Aristocrats	27,808	18,350	27,035
	$80,490	$48,598	$77,737

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus™ LLP. Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term securities for the year ended October 31, 2019, were as follows:

Fund	Purchases	Sales
Buffer	$53,313,308	$670,672
Enhanced Growth	31,648,668	4,473,642
Dividend Aristocrats	130,098,998	99,694,324

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

There were no distributions paid during the year ended October 31, 2019 and year ended October 31, 2018 for the Cboe Vest S&P 500® Buffer Strategy Fund.

The tax character of distributions for the year ended October 31, 2019 and for the year ended October 31, 2018 for the Cboe Vest S&P 500® Enhanced Growth Strategy Fund and the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund were as follows:

Year ended October 31, 2019
	Enhanced Growth	Dividend Aristocrats
Distributions paid from:
Ordinary income	$719,129	$2,363,300
Realized gains	1,185,883	106,975
	$1,905,012	$2,470,275

Year ended October 31, 2018
	Enhanced Growth	Dividend Aristocrats
Distributions paid from:
Ordinary income	$—	$787,978

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2019

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:

Year ended October 31, 2019
	Buffer	Enhanced Growth	Dividend Aristocrats
Accumulated net investment income (loss)	$1,865,486	$3,411,504	$116,090
Accumulated net realized gain (loss)	—	—	416,200
Other accumulated losses	(3,665,289)	(1,563,674)	(18,978)
Net unrealized appreciation (depreciation)	8,757,405	6,119,330	4,176,242
	$6,957,602	$7,967,160	$4,689,554

Other accumulated losses relate to straddle loss deferrals for all Funds.

Cost of securities for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Buffer	$96,874,228	$10,029,215	$(1,271,810)	$8,757,405
Enhanced Growth	35,001,543	6,333,865	(214,535)	6,119,330
Dividend Aristocrats	68,835,941	8,784,237	(4,607,995)	4,176,242

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Buffer Fund
	Year ended October 31, 2019
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	4,221,877	422,098	277,007	253,126	2,453,268
Shares redeemed	(1,748,527)	(753,506)	(15,467)	(26,364)	(129,693)
Net increase (decrease)	2,473,350	(331,408)	261,540	226,762	2,323,575

Buffer Fund
	Year ended October 31, 2018		Period July 24, 2018 to October 31, 2018
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	1,950,129	716,758	1,322	7,065	84
Shares redeemed	(274,046)	(66,432)	—	—	—
Net increase (decrease)	1,676,083	650,326	1,322	7,065	84

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2019

Enhanced Growth Fund
	Year ended October 31, 2019
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	183,699	248,512	31,252	1,226	—
Shares reinvested	22,809	163,862	6	5	5
Shares redeemed	(60,818)	(517,488)	(2,206)	—	—
Net increase (decrease)	145,690	(105,114)	29,052	1,231	5

Enhanced Growth Fund
	Year ended October 31, 2018			Period July 24, 2018 to October 31, 2018
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	241,050	322,673	—	80	80
Shares redeemed	(277,736)	(494,925)	—	—	—
Net increase (decrease)	(36,686)	(172,252)	—	80	80

Dividend Aristocrats Fund
	Year ended October 31, 2019
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	2,904,432	203,856	201,384	125,211	239,010
Shares reinvested	145,142	11,276	14,282	2,596	48,977
Shares redeemed	(742,576)	(70,585)	(43,418)	(17,197)	(166,989)
Net increase (decrease)	2,306,998	144,547	172,248	110,610	120,998

Dividend Aristocrats Fund
	Year ended October 31, 2018				Period July 24, 2018 to October 31, 2018
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	2,781,802	208,390	141,702	28,300	1,002,038
Shares reinvested	56,124	4,724	7,450	1,346	3,869
Shares redeemed	(1,297,425)	(55,689)	(4,192)	(14,836)	(35)
Net increase (decrease)	1,540,501	157,425	144,960	14,810	1,005,872

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2019

NOTE 6 – SUBSEQUENT EVENTS

A Special Meeting of the Shareholders of the Cboe Vest Family of Funds, a series portfolio of WFT was held on November 22, 2019 for Buffer and Dividend Aristocrats, and on December 13, 2019 for Enhanced Growth, for the purpose of considering the approval of the proposal which is as follows:

To approve a new investment advisory agreement.

The proposal was approved by the shareholders of the Funds and were effective based on the following results:

	Buffer	Enhanced Growth	Dividend Aristocrats
Total outstanding shares:	8,088,841	3,227,025	6,181,708
Total shares voted:	4,093,350	1,933,038	3,149,758

Fund	Voted for	Voted against	Abstained
Buffer	3,432,607	13,246	647,497
Enhanced Growth	1,461,976	45,600	425,462
Dividend Aristocrats	2,898,970	1,593	249,195

Subsequent to the date of the financial statements, the Dividend Aristocrats Fund has made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Dividend Aristocrats	October 31, 2019	November 1, 2019	Net investment income	$ 72,540
Dividend Aristocrats	October 31, 2019	November 1, 2019	Short-term capital gain	205,653
Dividend Aristocrats	December 13, 2019	December 16, 2019	Long-term capital gain	287,796

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of Cboe Vest S&P 500® Buffer Strategy Fund, Cboe Vest S&P 500® Enhanced Growth Strategy Fund and Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund and Board of Trustees of World Funds Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Cboe Vest S&P 500® Buffer Strategy Fund, Cboe Vest S&P 500® Enhanced Growth Strategy Fund and Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Funds”), each a series of World Funds Trust, as of October 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the periods indicated in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies with the family of Funds since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 26, 2019

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (64) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013	54	None
Mary Lou H. Ivey (61) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	54	None
Theo H. Pitt, Jr. (83) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	54

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (56) President	Indefinite, Since August 2017

Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.

Karen M. Shupe (55) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (65) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (51) Secretary	Indefinite, Since November 2013	Attorney, Practus™ LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (51) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus™ LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2011-2017.

Bo James Howell (38) Assistant Secretary	Indefinite, Since November 2018	Attorney, Practus™ LLP, (law firm), May 2018 to present; Founder, CCO Technology, June 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2012-2018.
Holly B. Giangiulio (58) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (50) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

Advisory Contract Renewal

At an in-person meeting held on August 29, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the approval of a new Investment Advisory Agreement (the “New Advisory Agreement”) between the Trust and Cboe Vest Financial, LLC (“Cboe Vest”) in regard to the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, the Cboe Vest S&P 500® Enhanced Growth Strategy Fund, and the Cboe Vest S&P 500® Buffer Strategy Fund (hereafter referred to as the “Cboe Vest Funds” or “Funds”). The New Advisory Agreement was presented for approval due to a change in the ownership structure of Cboe Vest (the “Transaction”) pursuant to which First Trust Capital Partners LLC (“First Trust”) acquired a controlling voting interest in Cboe Vest. The Trustees noted that management believes the Transaction resulted in a “change in control” of Cboe Vest and an automatic termination of the former investment advisory agreement (the “Former Advisory Agreement”) pursuant to the terms of such agreement and the Investment Company Act of 1940. It was further noted that an Interim Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “Interim Advisory Agreement”) was approved at a special in-person meeting of the Board held on July 24, 2019 that was substantially the same as the Former Advisory Agreement, except for the elements that are required under Rule 15a-4 of the 1940 Act. The terms of the New Advisory Agreement are identical in all material respects to those of the Former Advisory Agreement, except for the date of commencement and renewal. The Board reviewed the memorandum from Trust counsel (“Counsel”), addressed to the Trustees, that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the New Advisory Agreement. The Trustees reviewed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the New Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Cboe Vest; (ii) the investment performance of the Cboe Vest Funds; (iii) the costs of the services provided and profits realized by Cboe Vest from its relationship with the Cboe Vest Funds; (iv) the extent to which economies of scale would be realized if the Cboe Vest Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Cboe Vest Funds’ investors; and (v) Cboe Vest’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically provided by Cboe Vest during the approval process, including information presented to the Board during the Meeting, as well as at the Special Board Meeting held on July 24, 2019, and other meetings of the Board held during the past year. The Board also considered information regarding the expense limitation arrangements and the manner in which the Cboe Vest Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the New Advisory Agreement, including: (i) reports regarding the services and support provided to the Cboe Vest Funds and their shareholders by Cboe Vest; (ii) presentations by Cboe Vest management addressing the investment philosophy, investment strategy, personnel, and operations utilized in managing the Cboe Vest Funds; (iii) disclosure information contained in the registration statement of the Trust, including the investment descriptions of the Cboe Vest Funds, and the Form ADV of Cboe Vest; (iv) the investment performance of the Cboe Vest Funds; (v) periodic commentary on the reasons for the performance; (vi) any significant changes in Cboe Vest’s corporate structure or principal business activities as a result of the Transaction; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the New Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Cboe Vest, including financial information, a description of personnel and the services provided to the Cboe Vest Funds, information on investment advice, performance, summaries of expenses for the Cboe Vest Funds, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Cboe Vest Funds; (iii) the anticipated effect of size on the Cboe Vest Funds’ performance and expenses; and (iv) benefits to be realized by Cboe Vest from its relationship with the Trust and the Cboe Vest Funds. The Board also considered that the Transaction eliminated certain affiliations of Cboe Vest from which potential compliance issues could have arisen and which may provide Cboe Vest with additional flexibility in trading and managing the Funds’ portfolios. However, as had been noted by the Board at previous meetings, Cboe Vest had taken measures to ensure that any arrangements potentially involving the Cboe Vest Funds and prior affiliates of Cboe Vest would have been conducted in accordance with applicable rules, regulations, statutes and SEC staff interpretations governing such relationships.

In deciding whether to approve the New Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Cboe Vest.

In this regard, the Board considered the responsibilities of Cboe Vest under the New Advisory Agreement. The Board reviewed the services provided by Cboe Vest to the Cboe Vest Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Cboe Vest Funds’ investment objectives and limitations, the coordination of services for the Cboe Vest Funds among the service providers, and the efforts of Cboe Vest to promote the Cboe Vest Funds and grow assets. The Board considered: Cboe Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; its compliance programs, policies and procedures; and the fact that the Transaction is not expected to result in any material changes to the Adviser’s management and investment teams serving the Funds or to the operations of the Funds. The Board acknowledged the additional flexibility Cboe Vest may have as it relates to trading and management of the Funds and noted First Trust’s industry experience and its current business lines. Further, the Board noted the benefits that could accrue to the Cboe Vest Funds from Cboe Vest’s affiliation with First Trust, , including additional marketing and distribution related capabilities and increased access to distribution platforms. The Board also considered the financial condition of Cboe Vest and its new affiliates following the Transaction. After reviewing the foregoing and further information from Cboe Vest, the Board concluded that the quality, extent, and nature of the services to be provided by Cboe Vest were satisfactory and adequate for the Cboe Vest Funds.

(2)Investment Performance of the Cboe Vest Funds.

The Board noted that the Cboe Vest Funds do not have a long performance history. The Board further noted that peers for each of the Cboe Vest Funds were selected by Broadridge from Morningstar’s options-based category, which is a “catch-all” for any funds that use options as a core part of their strategy (the “Peer Group”).

In regard to the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, the Peer Group included funds that pursue income from two sources: dividends from stocks and option premiums. The Trustees considered that for the year ended June 30, 2019, the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund was the top performing fund in its Peer Group and also outperformed both its category median and benchmark index by 8.10% and 8.57%, respectively. The Board further noted that the Fund was, however, more volatile than its benchmark and its peers, with a standard deviation of 16.80% versus 13.24% for the benchmark, and 11.19% for the Peer Group median.

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

In regard to the Cboe Vest S&P 500® Buffer Strategy Fund and the Cboe Vest S&P 500® Enhanced Growth Strategy Fund, the Trustees considered that the Peer Groups for both Funds have a significant overlap, but do vary in cases where there are multiple strategies from a single advisor that better align with the respective Cboe Vest Fund. The Board considered that for the year ended June 30, 2019, the Cboe Vest S&P 500® Buffer Strategy Fund outperformed its Peer Group and category medians and its benchmark index by 1.17%, 2.74%, and 3.37%, respectively; the Board also considered that the Fund was less volatile than its benchmark and its peers, with a standard deviation of 11.26% against 13.24% for the benchmark and 11.88% for the Peer Group median. Finally, the Board noted that the Fund was approaching its third anniversary and Cboe Vest expects that the Fund will compare favorably to its category and Peer Group.

The Trustees considered that for the year ended June 30, 2019, the Cboe Vest S&P 500® Enhanced Growth Strategy Fund outperformed its Peer Group and category medians and its benchmark index, by 3.15%, 5.85%, and 6.48%, respectively. The Board also noted that the Fund was more volatile than its benchmark and peers, with a standard deviation of 20.20% versus 13.24% for the benchmark and 11.34% for the Peer Group median, largely as a result of its enhanced growth strategy. Again, the Board noted that the Fund was approaching its third anniversary and Cboe Vest expects that the Fund will compare favorably to its category and Peer Group.

The Trustees considered that Cboe Vest’s managed account investments are specific to each customer and that, given the high degree of customization, Cboe Vest has represented that the performance of these strategies is not relevant to the performance of the Cboe Vest Funds. The Board also noted that Cboe Vest manages and sub-advises ETFs, but the strategies and structures of the ETFs are different from the Cboe Vest Funds. Based on the foregoing, the Board concluded that the investment performance information presented for the Cboe Vest Funds was satisfactory.

(3)The costs of services provided and profits realized by Cboe Vest from the relationship with the Cboe Vest Funds.

In this regard, the Board considered Cboe Vest’s staffing, personnel, and methods of operating; the financial condition and profitability of Cboe Vest and the level of commitment to the Cboe Vest Funds by Cboe Vest’s principals and First Trust; the benefits for Cboe Vest in managing the Cboe Vest Funds; the overall expenses of the Cboe Vest Funds; and the nature and frequency of advisory fee payments. The Board also considered that the advisory fee will not change for the Funds under the New Advisory Agreement or in any way as a result of the Transaction, and that the fee waivers and expense reimbursements currently provided by Cboe Vest for the Funds will remain in place as well. The Trustees reviewed information provided by Cboe Vest regarding its profits associated with managing the Cboe Vest Funds. The Trustees noted that the Cboe Vest Funds are not currently profitable to Cboe Vest but are projected to be profitable to the firm in 2020. The Board compared the fees and expenses of the Cboe Vest Funds (including the advisory fee) to those of their Peer Groups consisting of other funds comparable to them in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that each Fund’s net expense ratio and advisory fee was below the category and Peer Group medians. The Board considered the expense limitation arrangements in place for each of the Cboe Vest Funds and that effective August 16, 2018, Cboe Vest agreed to lower the expense cap on the Class Y shares of the Cboe Vest S&P 500® Enhanced Growth Strategy Fund and the Cboe Vest S&P 500® Buffer Strategy Fund from 0.75% to 0.70% through February 28, 2020. The Board considered Cboe Vest’s commitment to extend the current expense limitation arrangements for the Funds through February 28, 2021. The Board noted that the net expenses and management fee of each of the Cboe Vest Funds were lower than both the Peer Group and category medians. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to Cboe Vest were fair and reasonable.

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

(4)The extent to which economies of scale would be realized as the Cboe Vest Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Cboe Vest Funds’ investors.

In this regard, the Board considered the Cboe Vest Funds’ fee arrangements with Cboe Vest, including the economies of scale to be experienced by shareholders as assets increase due to the breakpoints in place with respect to each of the Cboe Vest Funds’ management fees. The Trustees also noted that the Cboe Vest Funds would benefit from economies of scale under its agreements with some of its service providers other than Cboe Vest. The Board also considered the expense caps in place for the Cboe Vest Funds from which shareholders will immediately benefit and Cboe Vest’s decision to extend the expense caps through at least February 28, 2021. Following further discussion of the Cboe Vest Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Cboe Vest Funds’ fee arrangement with Cboe Vest was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Cboe Vest and that the expense limitation arrangements provided potential savings or protection for the benefit of the Cboe Vest Funds’ shareholders.

(5)Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Cboe Vest Funds; the basis of decisions to buy or sell securities for the Cboe Vest Funds; the method for bunching of portfolio securities transactions; the substance and administration of Cboe Vest’s Code of Ethics and other relevant policies described in Cboe Vest’s Form ADV. The Board noted that Cboe Vest benefits by being able to direct smaller accounts into the Cboe Vest Funds. The Board also considered that the conflicts of interests associated with Cboe Vest’s prior parent affiliate no longer exist following the Transaction, which should result in greater trading flexibility for the Cboe Vest Funds. The Board further noted that the Cboe Vest Funds will begin engaging in transactions in securities that trade on Cboe exchanges, which represent several of the largest options exchanges in the world. It was noted that Cboe Vest may receive certain “soft dollar” benefits but does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that Cboe Vest’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by Cboe Vest from managing the Cboe Vest Funds were satisfactory.

The Board did not identify any particular information that was most relevant to its consideration to approve the New Advisory Agreement and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the New Advisory Agreement was fair, reasonable, and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the New Advisory Agreement for an initial two-year term.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, May 1, 2019, and held for the six months ended October 31, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/19	Ending Account Value 10/31/19	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/19
Buffer
Institutional Class Actual	$1,000.00	$1,028.39	0.96%	$4.92
Institutional Class Hypothetical**	$1,000.00	$1,020.19	0.96%	$4.90
Investor Class Actual	$1,000.00	$1,026.94	1.21%	$6.20
Investor Class Hypothetical**	$1,000.00	$1,018.93	1.21%	$6.17
Class A Actual	$1,000.00	$1,026.83	1.21%	$6.18
Class A Hypothetical**	$1,000.00	$1,018.95	1.21%	$6.16
Class C Actual	$1,000.00	$1,023.03	1.96%	$10.00
Class C Hypothetical**	$1,000.00	$1,015.19	1.96%	$9.97
Class Y Actual	$1,000.00	$1,029.98	0.71%	$3.64
Class Y Hypothetical**	$1,000.00	$1,021.45	0.71%	$3.62

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value 5/1/19	Ending Account Value 10/31/19	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/19
Enhanced Growth
Institutional Class Actual	$1,000.00	$1,047.62	0.95%	$4.91
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.84
Investor Class Actual	$1,000.00	$1,046.27	1.20%	$6.19
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.11
Class A Actual	$1,000.00	$1,046.34	1.21%	$6.24
Class A Hypothetical**	$1,000.00	$1,018.95	1.21%	$6.16
Class C Actual	$1,000.00	$1,042.28	1.95%	$19.92
Class C Hypothetical**	$1,000.00	$1,015.25	1.95%	$19.66
Class Y Actual	$1,000.00	$1,048.31	0.70%	$7.17
Class Y Hypothetical**	$1,000.00	$1,021.50	0.70%	$7.07

Dividend Aristocrats
Institutional Class Actual	$1,000.00	$1,057.67	0.96%	$4.97
Institutional Class Hypothetical**	$1,000.00	$1,020.20	0.96%	$4.88
Investor Class Actual	$1,000.00	$1,057.43	1.21%	$6.27
Investor Class Hypothetical**	$1,000.00	$1,018.95	1.21%	$6.15
Class A Actual	$1,000.00	$1,057.37	1.21%	$6.27
Class A Hypothetical**	$1,000.00	$1,018.95	1.21%	$6.15
Class C Actual	$1,000.00	$1,052.76	1.95%	$10.09
Class C Hypothetical**	$1,000.00	$1,015.25	1.95%	$9.91
Class Y Actual	$1,000.00	$1,058.78	0.71%	$3.68
Class Y Hypothetical**	$1,000.00	$1,021.45	0.71%	$3.61

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

Investment Adviser:

Cboe Vest℠ Financial, LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.

CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $42,000 for 2019 and $56,000 for 2018.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2019 and $0 for 2018.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,000 for 2019 and $14,000 for 2018. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2019 and $0 for 2018.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Cboe Vest Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)

NA

(c)

0%

(d)

NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2019 and $0 for 2018.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.                      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: January 7, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: January 7, 2020

* Print the name and title of each signing officer under his or her signature.